Long-Term Investment (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2021 USD ($)
Long-Term Investment [Line Items]
Investment percentage	8.00%
Injected funds	$ 1,113,650	¥ 8,000,000
Impairment loss			$ 1,607,537
Kahamadi Bio [Member]
Long-Term Investment [Line Items]
Investment percentage	49.00%
Suffered loss	$ 0		0
Zhuoli Service [Member]
Long-Term Investment [Line Items]
Investment percentage	39.00%
Suffered loss			2,402,376
Jiuzhou Pharmacy [Member]
Long-Term Investment [Line Items]
Injected funds				$ 1,443,752
Songlu Pharmaceutical [Member]
Long-Term Investment [Line Items]
Investment percentage	0.37%
Zhejiang Jiuzhou Digital Medicine Technology Co., LTD [Member]
Long-Term Investment [Line Items]
Investment percentage	25.92%
Jiuzhou Digital [Member]
Long-Term Investment [Line Items]
Injected funds			$ 4,379